VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—14.1%
Advertising—0.1%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 155	$ 161
144A 7.500%, 6/1/29(1)	275	281
		442

Aerospace & Defense—0.3%
TransDigm, Inc.
6.375%, 6/15/26	390	403
5.500%, 11/15/27	345	353
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	143	158
144A 6.250%, 9/15/24(1)	175	175
		1,089

Airlines—0.2%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	300	371
144A 5.750%, 4/20/29(1)	140	151
Delta Air Lines, Inc. 7.375%, 1/15/26	375	441
		963

Auto Components—0.6%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	390	407
Clarios Global LP 144A 8.500%, 5/15/27(1)	645	685
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31	295	316
144A 5.250%, 7/15/31(1)	305	324
Tenneco, Inc.
5.000%, 7/15/26	290	283
144A 7.875%, 1/15/29(1)	130	142
		2,157

	Par Value	Value

Auto Manufacturers—0.5%
Ford Motor Co.
9.000%, 4/22/25	$ 530	$ 637
9.625%, 4/22/30	460	663
7.450%, 7/16/31	250	331
Ford Motor Credit Co. LLC 5.125%, 6/16/25	150	163
		1,794

Building Materials—0.3%
Builders FirstSource, Inc. 144A 5.000%, 3/1/30(1)	410	433
Griffon Corp. 5.750%, 3/1/28	230	241
Koppers, Inc. 144A 6.000%, 2/15/25(1)	305	312
		986

Chemicals—0.1%
Tronox, Inc. 144A 4.625%, 3/15/29(1)	300	294
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	285	288
		582

Commercial Services—0.7%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	295	291
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	420	442
Deluxe Corp. 144A 8.000%, 6/1/29(1)	285	300
HealthEquity, Inc. 144A 4.500%, 10/1/29(1)	150	152
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	285	288
See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Commercial Services—continued
RR Donnelley & Sons Co. 6.000%, 4/1/24	$ 915	$ 952
United Rentals North America, Inc. 5.250%, 1/15/30	310	335
		2,760

Computers—0.2%
Dell International LLC 144A 7.125%, 6/15/24(1)	420	427
NCR Corp. 144A 5.125%, 4/15/29(1)	285	291
		718

Containers & Packaging—0.3%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	270	283
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	385	412
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	355	374
		1,069

Cosmetics & Personal Care—0.1%
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	300	314
Diversified Financial Services—0.5%
Nationstar Mortgage Holdings, Inc. 144A 5.500%, 8/15/28(1)	290	297
Navient Corp.
6.750%, 6/15/26	375	414
5.000%, 3/15/27	285	291
4.875%, 3/15/28	140	140
OneMain Finance Corp.
8.250%, 10/1/23	320	356
6.625%, 1/15/28	270	303
5.375%, 11/15/29	20	21
		1,822

	Par Value	Value

Electronic Equipment, Instruments & Components—0.1%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	$ 210	$ 232
Entertainment—0.8%
AMC Entertainment Holdings, Inc. 6.125%, 5/15/27	885	655
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	430	452
Cedar Fair LP
5.375%, 6/1/24	250	252
5.375%, 4/15/27	465	479
International Game Technology plc 144A 6.250%, 1/15/27(1)	450	506
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	410	419
Scientific Games International, Inc. 144A 8.250%, 3/15/26(1)	430	456
		3,219

Environmental Services—0.1%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	405	408
Equity Real Estate Investment Trusts (REITs)—0.3%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	425	444
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	290	293
Service Properties Trust
4.350%, 10/1/24	125	126
4.500%, 3/15/25	300	300
		1,163

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Food & Beverage—0.6%
Kraft Heinz Foods Co.
5.000%, 7/15/35	$ 125	$ 154
6.500%, 2/9/40	440	628
Performance Food Group, Inc. 144A 4.250%, 8/1/29(1)	300	300
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	300	294
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	300	303
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	300	299
US Foods, Inc.
144A 6.250%, 4/15/25(1)	220	230
144A 4.750%, 2/15/29(1)	180	182
		2,390

Food Service—0.1%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	390	399
Healthcare-Products—0.1%
Mozart Debt Merger Sub, Inc. 144A 5.250%, 10/1/29(1)	295	299
Healthcare-Services—0.4%
Centene Corp. 4.625%, 12/15/29	395	426
ModivCare Escrow Issuer, Inc. 144A 5.000%, 10/1/29(1)	175	178
Select Medical Corp. 144A 6.250%, 8/15/26(1)	280	293
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	690	724
		1,621

	Par Value	Value

Home Builders—0.1%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	$ 247	$ 260
Home Furnishings—0.0%
Tempur Sealy International, Inc. 144A 3.875%, 10/15/31(1)	150	149
Internet—0.3%
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	220	229
Netflix, Inc. 144A 5.375%, 11/15/29(1)	415	501
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	235	250
144A 7.500%, 9/15/27(1)	190	208
		1,188

Investment Companies—0.1%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	435	452
Iron & Steel—0.2%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	455	473
144A 9.875%, 10/17/25(1)	250	286
		759

Leisure Time—0.4%
Carnival Corp.
144A 10.500%, 2/1/26(1)	265	308
144A 5.750%, 3/1/27(1)	150	153
144A 6.000%, 5/1/29(1)	290	290
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	605	606

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
Royal Caribbean Cruises Ltd. 144A 11.500%, 6/1/25(1)	$ 181	$ 206
		1,563

Lodging—0.2%
Boyd Gaming Corp. 144A 8.625%, 6/1/25(1)	370	399
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	225	226
MGM Resorts International 4.750%, 10/15/28	305	317
		942

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	280	286
Media—1.2%
CCO Holdings LLC
4.500%, 5/1/32	380	382
144A 5.375%, 6/1/29(1)	275	296
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	535	569
144A 5.750%, 1/15/30(1)	140	138
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)	575	596
DISH DBS Corp. 7.375%, 7/1/28	420	442
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	145	146
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	455	449
Meredith Corp. 6.875%, 2/1/26	293	304
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	445	469
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	450	453
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	230	229
	Par Value	Value

Media—continued
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	$ 225	$ 237
		4,710

Metal Fabricate/Hardware—0.1%
Park-Ohio Industries, Inc. 6.625%, 4/15/27	620	583
Mining—0.3%
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	265	269
Freeport-McMoRan, Inc. 5.250%, 9/1/29	475	520
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	300	299
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	180	200
		1,288

Oil, Gas & Consumable Fuels—1.4%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	300	332
144A 5.375%, 3/1/30(1)	150	159
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	300	302
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	135	139
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	295	314
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	295	317
144A 5.875%, 1/15/30(1)	285	296
Continental Resources, Inc.
4.375%, 1/15/28	160	175
144A 5.750%, 1/15/31(1)	180	216
EQT Corp. 7.500%, 2/1/30	265	339
Occidental Petroleum Corp.
5.550%, 3/15/26	510	563
6.625%, 9/1/30	220	269

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
PBF Holding Co. LLC 6.000%, 2/15/28	$ 145	$ 105
PDC Energy, Inc. 5.750%, 5/15/26	435	448
SM Energy Co. 6.500%, 7/15/28	305	320
Southwestern Energy Co. 5.375%, 3/15/30	285	301
Sunoco LP
5.875%, 3/15/28	120	127
144A 4.500%, 4/30/30(1)	145	146
USA Compression Partners LP 6.875%, 9/1/27	415	431
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	150	154
		5,453

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	300	298
Pharmaceuticals—0.6%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	455	450
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	550	584
Bausch Health Cos., Inc. 144A 7.250%, 5/30/29(1)	450	456
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	285	300
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	305	314
Organon & Co. 144A 5.125%, 4/30/31(1)	295	304
		2,408

	Par Value	Value

Pipelines—0.6%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	$ 290	$ 303
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	280	290
DCP Midstream Operating LP 5.125%, 5/15/29	370	419
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	290	323
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	290	294
NuStar Logistics LP 6.375%, 10/1/30	305	334
Targa Resources Partners LP 6.500%, 7/15/27	335	359
		2,322

Real Estate—0.1%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	395	402
Retail—0.3%
Asbury Automotive Group, Inc. 4.750%, 3/1/30	267	272
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	325	364
Carvana Co. 144A 4.875%, 9/1/29(1)	295	285
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	145	144
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	300	291
		1,356

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	$ 275	$ 292
Software—0.4%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	440	438
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	295	307
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	315	303
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	480	505
		1,553

Telecommunications—1.0%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	420	437
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	330	336
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	235	218
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	265	269
144A 6.000%, 1/15/30(1)	150	151
Hughes Satellite Systems Corp. 6.625%, 8/1/26	400	453
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	430	430
Lumen Technologies, Inc.
144A 4.500%, 1/15/29(1)	305	295
144A 5.375%, 6/15/29(1)	425	427
Sprint Corp. 7.625%, 3/1/26	465	558
T-Mobile USA, Inc. 3.500%, 4/15/31	295	305
		3,879

	Par Value	Value

Transportation—0.1%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	$ 265	$ 299
144A 5.500%, 5/1/28(1)	150	150
		449

Total Corporate Bonds and Notes (Identified Cost $53,674)		55,019

Leveraged Loans—0.1%
Healthcare-Services—0.1%
Aveanna Healthcare LLC
0.000%, 6/30/28 (2)(3)	55	55
2021, First Lien (1 month LIBOR + 3.750%) 4.250%, 7/17/28 (3)	225	224
		279

Retail—0.0%
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28 (3)	234	234
Total Leveraged Loans (Identified Cost $513)		513

	Shares
Convertible Preferred Stocks—12.8%
Auto Components—0.9%
Aptiv plc Series A, 5.500%	18,610	3,595
Capital Markets—0.9%
KKR & Co., Inc. Series C, 6.000%	35,005	3,502
Commercial Services & Supplies—0.5%
GFL Environmental, Inc., 6.000%	20,170	1,903

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Shares	Value
Communications Equipment—0.5%
T-Mobile US, 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	1,920	$ 2,009
Diversified Financial Services—0.4%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	865	1,482
Electric Utilities—2.0%
NextEra Energy, Inc., 5.279%	105,235	5,732
NextEra Energy, Inc., 6.219%	39,025	2,139
		7,871

Healthcare Equipment & Supplies—2.6%
Boston Scientific Corp. Series A, 5.500%	31,905	3,734
Danaher Corp. Series A, 4.750%	3,125	6,517
		10,251

Life Sciences Tools & Services—0.8%
Avantor, Inc. Series A, 6.250%	26,095	3,230
Machinery—1.6%
Colfax Corp., 5.750%	9,000	1,878
RBC Bearings, Inc. Series A, 5.000%	15,165	1,814
Stanley Black & Decker, Inc., 5.250%	21,640	2,335
		6,027

Pharmaceuticals—0.4%
Elanco Animal Health, Inc., 5.000%	32,620	1,653
Professional Services—0.4%
Clarivate plc Series A, 5.250%	15,725	1,446
	Shares	Value

Semiconductors & Semiconductor Equipment—1.8%
Broadcom, Inc. Series A, 8.000%	4,220	$ 7,078
Total Convertible Preferred Stocks (Identified Cost $41,099)		50,047

Preferred Stocks—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B(4)(5)(6)(7)(8)	3,783	379
LiveStyle, Inc. Series B(4)(5)(6)(7)	1,250	—
		379

Total Preferred Stocks (Identified Cost $1,621)		379

Common Stocks—31.0%
Automobiles—1.3%
Tesla, Inc.(7)	4,550	5,069
Banks—1.4%
CCF Holdings LLC(6)(7)	1,026,972	801
CCF Holdings LLC Class M(6)(7)	219,990	172
JPMorgan Chase & Co.(9)	14,575	2,476
Wells Fargo & Co.	39,640	2,028
		5,477

Biotechnology—0.5%
AbbVie, Inc.	10,225	1,172
Horizon Therapeutics plc(7)	7,530	903
		2,075

Capital Markets—0.7%
Charles Schwab Corp. (The)	16,520	1,355

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Shares	Value

Capital Markets—continued
S&P Global, Inc.	3,195	$ 1,515
		2,870

Chemicals—0.3%
Sherwin-Williams Co. (The)	3,270	1,035
Electrical Equipment—0.3%
Generac Holdings, Inc.(7)	2,370	1,182
Energy Equipment & Services—0.3%
Schlumberger N.V.	33,240	1,072
Entertainment—0.7%
LiveStyle, Inc.(4)(5)(6)(7)(8)	13,574	—(10)
Netflix, Inc.(7)(9)	2,450	1,691
Roku, Inc. Class A (7)	2,225	679
Walt Disney Co. (The)(7)	1,640	277
		2,647

Equity Real Estate Investment—0.4%
Crown Castle International Corp.	7,700	1,388
Food & Staples Retailing—0.5%
Costco Wholesale Corp.	3,665	1,801
Healthcare Equipment & Supplies—1.1%
Abbott Laboratories	5,070	653
Align Technology, Inc.(7)(9)	905	565
Dexcom, Inc.(7)	2,735	1,705
Intuitive Surgical, Inc.(7)(9)	3,990	1,441
		4,364

Healthcare Providers & Services—0.5%
UnitedHealth Group, Inc.	3,837	1,767
Hotels, Restaurants & Leisure—1.3%
Booking Holdings, Inc.(7)	745	1,803
Chipotle Mexican Grill, Inc. Class A(7)	465	827
Darden Restaurants, Inc.(9)	4,085	589
MGM Resorts International	18,540	874
Starbucks Corp.	8,113	861
		4,954

Household Durables—0.3%
DR Horton, Inc.	14,260	1,273
	Shares	Value

Industrial Conglomerates—0.3%
Honeywell International, Inc.	4,800	$ 1,049
Insurance—0.3%
Aon plc Class A	3,960	1,267
Interactive Media & Services—3.0%
Alphabet, Inc. Class A(7)	2,210	6,544
Match Group, Inc.(7)	6,284	947
Meta Platforms, Inc. Class A(7)(9)	12,470	4,035
		11,526

Internet & Direct Marketing Retail—1.2%
Amazon.com, Inc.(7)	1,360	4,587
IT Services—2.1%
Accenture plc Class A	5,665	2,032
EPAM Systems, Inc.(7)	980	660
Mastercard, Inc. Class A	4,095	1,374
PayPal Holdings, Inc.(7)	7,885	1,834
Square, Inc. Class A(7)	2,415	615
Visa, Inc. Class A	8,190	1,734
		8,249

Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc.	10,152	1,599
IQVIA Holdings, Inc.(7)	5,910	1,545
Thermo Fisher Scientific, Inc.	2,295	1,453
		4,597

Machinery—0.2%
Deere & Co.	2,800	958
Metals & Mining—0.1%
Freeport-McMoRan, Inc.	9,490	358
Multiline Retail—0.4%
Target Corp.	5,350	1,389
Oil, Gas & Consumable Fuels—0.7%
Exxon Mobil Corp.	24,060	1,551
Occidental Petroleum Corp.	8,170	274
Valero Energy Corp.	12,680	981
		2,806

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Shares	Value

Pharmaceuticals—0.8%
Eli Lilly & Co.	8,260	$ 2,105
Zoetis, Inc. Class A	4,895	1,058
		3,163

Road & Rail—0.2%
Union Pacific Corp.	3,725	899
Semiconductors & Semiconductor Equipment—3.1%
Advanced Micro Devices, Inc.(7)(9)	13,330	1,603
Broadcom, Inc.	2,075	1,103
Enphase Energy, Inc.(7)(9)	6,165	1,428
Global Foundries, Inc.(7)	23,950	1,167
Lam Research Corp.	2,220	1,251
Marvell Technology, Inc.	19,115	1,310
NVIDIA Corp.	14,265	3,647
QUALCOMM, Inc.	4,380	583
		12,092

Software—4.7%
Adobe, Inc. (7)	3,915	2,546
Atlassian Corp. plc Class A(7)	3,385	1,551
Crowdstrike Holdings, Inc. Class A(7)(9)	5,415	1,526
DocuSign, Inc.(7)	1,085	302
Intuit, Inc.	3,650	2,285
Microsoft Corp.	21,345	7,078
salesforce.com, Inc.(7)	5,255	1,575
ServiceNow, Inc.(7)	2,295	1,601
		18,464

Specialty Retail—1.2%
Carvana Co. Class A(7)	2,295	696
Home Depot, Inc. (The)	8,800	3,271
TJX Cos., Inc. (The)	8,970	588
		4,555

	Shares	Value

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc.	39,859	$ 5,971
Textiles, Apparel & Luxury Goods—0.4%
NIKE, Inc. Class B	10,360	1,733
Total Common Stocks (Identified Cost $87,582)		120,637

Warrants—0.1%
Banks—0.1%
CCF Holdings LLC(6)(7)	363,920	189
Entertainment—0.0%
LiveStyle, Inc. Series C(4)(5)(6)(7)	3,000	—(10)
Total Warrants (Identified Cost $—)		189

	Par Value
Convertible Bonds and Notes—64.4%
Airlines—1.0%
Southwest Airlines Co. 1.250%, 5/1/25	$ 2,710	3,804
Auto Manufacturers—2.0%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	2,170	2,567
NIO, Inc. 144A 0.500%, 2/1/27(1)	1,735	1,462
Tesla, Inc. 2.000%, 5/15/24	220	3,947
		7,976

Biotechnology—1.4%
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(1)	1,845	1,647

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Biotechnology—continued
Exact Sciences Corp. 0.375%, 3/15/27	$ 1,435	$ 1,622
Guardant Health, Inc. 144A 0.000%, 11/15/27(1)	1,035	1,140
NeoGenomics, Inc. 0.250%, 1/15/28	1,060	1,071
		5,480

Commercial Services—2.8%
Chegg, Inc. 0.000%, 9/1/26	1,555	1,452
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	1,560	1,440
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(1)	1,495	1,621
144A 0.500%, 8/1/27(1)	320	295
Square, Inc.
0.500%, 5/15/23	295	964
144A 0.000%, 5/1/26(1)	1,470	1,721
144A 0.250%, 11/1/27(1)	2,855	3,449
		10,942

Computers—2.4%
CyberArk Software Ltd. 0.000%, 11/15/24	1,450	1,875
Lumentum Holdings, Inc. 0.500%, 12/15/26	1,325	1,441
Pure Storage, Inc. 0.125%, 4/15/23	2,715	3,241
Zscaler, Inc. 0.125%, 7/1/25	1,340	2,891
		9,448

Cosmetics & Personal Care—0.7%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	2,265	2,571
Diversified Financial Services—1.9%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	2,565	3,042
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	2,375	2,779
	Par Value	Value

Diversified Financial Services—continued
Upstart Holdings, Inc. 144A 0.250%, 8/15/26(1)	$ 1,170	$ 1,634
		7,455

Energy-Alternate Sources—2.1%
Enphase Energy, Inc.
144A 0.250%, 3/1/25(1)	195	564
144A 0.000%, 3/1/26(1)	1,765	1,910
144A 0.000%, 3/1/28(1)	1,880	2,107
Plug Power, Inc. 3.750%, 6/1/25	160	1,226
Sunnova Energy International, Inc. 144A 0.250%, 12/1/26(1)	1,660	2,358
		8,165

Entertainment—2.8%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	3,910	3,409
Live Nation Entertainment, Inc. 2.000%, 2/15/25	3,990	4,860
Vail Resorts, Inc. 144A 0.000%, 1/1/26(1)	2,480	2,724
		10,993

Equity Real Estate Investment Trusts (REITs)—0.5%
Pebblebrook Hotel Trust 1.750%, 12/15/26	1,885	2,098
Healthcare-Products—3.6%
CONMED Corp. 2.625%, 2/1/24	1,205	2,063
Envista Holdings Corp. 2.375%, 6/1/25	765	1,492
Insulet Corp. 0.375%, 9/1/26	1,535	2,277
Natera, Inc. 2.250%, 5/1/27	895	2,740
Novocure Ltd. 144A 0.000%, 11/1/25(1)	850	866

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Omnicell, Inc. 0.250%, 9/15/25	$ 1,390	$ 2,582
Repligen Corp. 0.375%, 7/15/24	735	1,860
		13,880

Healthcare-Services—1.3%
Anthem, Inc. 2.750%, 10/15/42	395	2,433
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	1,600	1,494
Teladoc Health, Inc. 1.250%, 6/1/27	1,135	1,161
		5,088

Internet—13.5%
Airbnb, Inc. 144A 0.000%, 3/15/26(1)	3,370	3,299
Booking Holdings, Inc. 0.750%, 5/1/25	1,825	2,707
Etsy, Inc.
0.125%, 9/1/27	2,145	3,171
144A 0.250%, 6/15/28(1)	2,585	3,302
Expedia Group, Inc. 144A 0.000%, 2/15/26(1)	1,500	1,619
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	2,460	4,469
NortonLifeLock, Inc. 144A 2.000%, 8/15/22(1)	1,055	1,373
Okta, Inc. 0.375%, 6/15/26	1,750	2,189
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	1,070	1,485
Palo Alto Networks, Inc.
0.750%, 7/1/23	1,075	2,068
0.375%, 6/1/25	2,835	4,956
Sea Ltd. 0.250%, 9/15/26	2,835	2,977
Shopify, Inc. 0.125%, 11/1/25	1,175	1,491
Snap, Inc. 144A 0.000%, 5/1/27(1)	4,085	4,137
TechTarget, Inc. 144A 0.125%, 12/15/25(1)	1,175	1,723
	Par Value	Value

Internet—continued
Twitter, Inc.
0.250%, 6/15/24	$ 685	$ 808
144A 0.000%, 3/15/26(1)	905	829
Uber Technologies, Inc. 144A 0.000%, 12/15/25(1)	3,390	3,261
Upwork, Inc. 144A 0.250%, 8/15/26(1)	1,770	1,895
Wayfair, Inc.
0.625%, 10/1/25	1,450	1,428
1.000%, 8/15/26	425	772
Zendesk, Inc. 0.625%, 6/15/25	810	953
Zillow Group, Inc. 2.750%, 5/15/25	955	1,663
		52,575

Iron & Steel—0.3%
Cleveland-Cliffs, Inc. 1.500%, 1/15/25	440	1,369
Leisure Time—1.6%
Callaway Golf Co. 2.750%, 5/1/26	1,140	1,961
NCL Corp., Ltd. 5.375%, 8/1/25	940	1,566
Royal Caribbean Cruises Ltd. 144A 2.875%, 11/15/23(1)	2,180	2,723
		6,250

Machinery-Diversified—1.2%
Chart Industries, Inc. 144A 1.000%, 11/15/24(1)	770	2,336
Middleby Corp. (The) 1.000%, 9/1/25	1,450	2,183
		4,519

Media—2.1%
DISH Network Corp.
3.375%, 8/15/26	1,345	1,370
144A 0.000%, 12/15/25(1)	2,435	2,794
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)	1,620	1,686

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Media—continued
Liberty Media Corp. 1.375%, 10/15/23	$ 1,645	$ 2,378
		8,228

Mining—0.8%
MP Materials Corp. 144A 0.250%, 4/1/26(1)	1,945	2,034
SSR Mining, Inc. 2.500%, 4/1/39	810	952
		2,986

Oil, Gas & Consumable Fuels—1.5%
EQT Corp. 1.750%, 5/1/26	1,070	1,672
Pioneer Natural Resources Co. 0.250%, 5/15/25	2,345	4,145
		5,817

Pharmaceuticals—2.5%
Dexcom, Inc.
0.750%, 12/1/23	290	1,099
0.250%, 11/15/25	4,310	5,502
Jazz Investments I Ltd. 2.000%, 6/15/26	1,515	1,764
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	985	1,332
		9,697

Private Equity—0.6%
Digitalbridge Operating Co. LLC 144A 5.750%, 7/15/25(1)	735	2,229
Retail—1.2%
Burlington Stores, Inc. 2.250%, 4/15/25	935	1,340
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	435	1,656
National Vision Holdings, Inc. 2.500%, 5/15/25	500	1,030
	Par Value	Value

Retail—continued
RH 0.000%, 9/15/24	$ 235	$ 732
		4,758

Semiconductors—2.9%
MACOM Technology Solutions Holdings, Inc. Class A 144A 0.250%, 3/15/26(1)	2,220	2,432
Microchip Technology, Inc. 0.125%, 11/15/24	2,305	2,576
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	2,430	2,921
Silicon Laboratories, Inc. 0.625%, 6/15/25	200	322
Teradyne, Inc. 1.250%, 12/15/23	365	1,568
Wolfspeed, Inc. 1.750%, 5/1/26	595	1,543
		11,362

Software—13.1%
Avalara, Inc. 144A 0.250%, 8/1/26(1)	2,185	2,282
Bentley Systems, Inc. 144A 0.125%, 1/15/26(1)	1,555	1,765
Bill.com Holdings, Inc.
144A 0.000%, 12/1/25(1)	1,035	1,999
144A 0.000%, 4/1/27(1)	1,520	1,625
Blackline, Inc. 144A 0.000%, 3/15/26(1)	1,895	1,932
Cerence, Inc. 3.000%, 6/1/25	545	1,578
Ceridian HCM Holding, Inc. 144A 0.250%, 3/15/26(1)	1,695	1,947
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	2,320	2,920
Coupa Software, Inc. 0.375%, 6/15/26	1,390	1,521

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
Datadog, Inc. 0.125%, 6/15/25	$ 905	$ 1,714
DocuSign, Inc. 144A 0.000%, 1/15/24(1)	1,985	2,090
Five9, Inc. 0.500%, 6/1/25	1,370	1,833
HubSpot, Inc. 0.375%, 6/1/25	995	2,865
Jamf Holding Corp. 144A 0.125%, 9/1/26(1)	1,935	2,254
MongoDB, Inc. 0.250%, 1/15/26	1,140	2,864
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	4,023	3,801
Porch Group, Inc. 144A 0.750%, 9/15/26(1)	3,090	3,394
ServiceNow, Inc. 0.000%, 6/1/22	190	983
Splunk, Inc.
0.500%, 9/15/23	1,210	1,510
1.125%, 9/15/25	1,200	1,567
Tyler Technologies, Inc. 144A 0.250%, 3/15/26(1)	2,580	3,144
Workday, Inc. 0.250%, 10/1/22	1,640	3,237
Workiva, Inc. 1.125%, 8/15/26	625	1,233
Zynga, Inc. 144A 0.000%, 12/15/26(1)	1,005	965
		51,023

Telecommunications—0.6%
Viavi Solutions, Inc. 1.000%, 3/1/24	1,885	2,417
Total Convertible Bonds and Notes (Identified Cost $223,513)		251,130

Total Long-Term Investments—122.6% (Identified Cost $408,002)		477,914

	Shares	Value
Short-Term Investment—4.4%
Money Market Mutual Fund—4.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	17,290,990	$ 17,291
Total Short-Term Investment (Identified Cost $17,291)		17,291

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—127.0% (Identified Cost $425,293)		495,205

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $33)		(54)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—127.0% (Identified Cost $425,260)		$495,151
Other assets and liabilities, net—(27.0)%		(105,179)
NET ASSETS—100.0%		$389,972

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities amounted to a value of $156,704 or 40.2% of net assets.

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
(2)	This loan will settle after October 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(3)	Variable rate security. Rate disclosed is as of October 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.10% of net assets.
(5)	Affiliated investment.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	Security is restricted from resale.
(9)	All or a portion of the security is segregated as collateral for written options.
(10)	Amount is less than $500.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Jersey	1
Canada	1
Cayman Islands	1
Bermuda	1
United Kingdom	1
Liberia	1
Other	1
Total	100%
† % of total investments, net of written options, as of October 31, 2021.

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
Open Written Options Contracts as of October 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Device, Inc.	48	$672	$140.00	11/19/21	$(2)
Align Technology, Inc.	7	469	670.00	11/19/21	(3)
Crowdstrike Holdings, Inc.	20	650	325.00	11/19/21	(2)
Darden Restaurants, Inc.	17	264	155.00	11/19/21	(1)
Enphase Energy, Inc.	22	583	265.00	11/19/21	(5)
Facebook, Inc.	65	2,437	375.00	11/19/21	(3)
Intuitive Surgical, Inc.	15	555	370.00	11/19/21	(7)
JPMorgan Chase & Co.	50	875	175.00	11/19/21	(6)
Netflix, Inc.	14	966	690.00	11/19/21	(25)
Total Written Options					$(54)
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options
See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of October 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$55,019	$—	$55,019	$—
Leveraged Loans	513	—	513	—
Convertible Bonds and Notes	251,130	—	251,130	—
Equity Securities:
Common Stocks	120,637	119,664	—	973
Convertible Preferred Stocks	50,047	46,556	3,491	—
Preferred Stocks	379	—	—	379(1)
Warrants	189	—	—	189
Money Market Mutual Fund	17,291	17,291	—	—
Total Investments, before Written Options	495,205	183,511	310,153	1,541
Liabilities:
Other Financial Instruments:
Written Options	(54)	(54)	—	—
Total Investments, Net of Written Options	$495,151	$183,457	$310,153	$1,541

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at October 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stock	Warrants
Investments in Securities
Balance as of January 31, 2021:	$ 2,951	$ 1,843	$ 1,108	$ —(a)
Accrued discount/(premium)	6	6	—	—
Realized gain (loss)	23	—	23	—
Change in unrealized appreciation (depreciation)(b)	830	562	79	189
Purchases	1,918	1,918	—	—
Sales	(4,187)	(3,356)	(831)	—
Balance as of October 31, 2021	$ 1,541	$ 973	$ 379(c)	$ 189
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at October 31, 2021, was $677.
(c) Includes internally fair valued security currently priced at zero ($0).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2021:
Investments in Securities – Assets	Ending Balance at October 31, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Common Stocks:
CCF Holdings LLC	$801	Market and Company Comparables	EV Multiples Illiquidity Discount	1.11x (0.33x - 1.99x) 0.58x (0.20x - 0.88x) 20%

CCF Holdings LLC Series M	$172	Market and Company Comparables	EV Multiples Illiquidity Discount	1.11x (0.33x - 1.99x) 0.58x (0.20x - 0.88x) 20%

LiveStyle, Inc.	$— [1]	Market and Company Comparables	EV Multiples Illiquidity Discount	4.71x (0.38x - 19.46x) 30%

Preferred Stock:
LiveStyle, Inc. Series B	$379	Market and Company Comparables	EV Multiples	4.71x (0.38x - 19.46x)
			Illiquidity Discount	30%

See Notes to Schedule of Investments

VIRTUS AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
Investments in Securities – Assets	Ending Balance at October 31, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Warrants:
CCF Holdings LLC	$189	Market and Company Comparables	EV Multiples	1.11x (0.33x - 1.99x) 0.58x (0.20x - 0.88x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	53.81%

LiveStyle, Inc. Series C	$— [1]	Market and Company Comparables	EV Multiples	4.71x (0.38x - 19.46x)
			Illiquidity Discount	30%

(1)Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI DIVERSIFIED INCOME & CONVERTIBLE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in
See Notes to Schedule of Investments

VIRTUS ALLIANZGI DIVERSIFIED INCOME & CONVERTIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.